Schedule of Condensed statements of operations and comprehensive loss (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Operating expenses:
General and administrative expenses	¥ (75,758)	¥ (107,857)	¥ (139,385)
Total operating expenses	(181,245)	(225,305)	(308,006)
Other expense
Interest income from VIE	3,236	6,037	5,398
Others, net	(1,964)	(137)	(127)
Loss before income tax	(18,195)	(61,527)	(159,953)
Income tax expense	406	291	363
Net loss	(17,789)	(61,236)	(159,590)
Accretions to preferred shares redemption value			(762,169)
Net loss attributable to Cheche’s ordinary shareholders	(17,789)	(61,236)	(921,759)
Net loss	(17,789)	(61,236)	(159,590)
Other comprehensive loss:
Foreign currency translation adjustment, net of nil tax	(6,892)	4,739	1,621
Fair value changes of amounts due to related party due to own credit risk	(354)	197	(405)
Total comprehensive loss	(25,035)	(56,300)	(158,374)
Accretions to preferred shares redemption value			(762,169)	¥ (188,271)
Comprehensive loss attributable to the Cheche’s ordinary shareholders	(25,035)	(56,300)	(920,543)
Parent Company [Member]
Operating expenses:
General and administrative expenses	(15,488)	(24,307)	(14,272)
Total operating expenses	(15,488)	(24,307)	(14,272)
Other expense
Interest income from VIE	1,815	2,107	1,790
Share of loss of subsidiaries, VIE and subsidiaries of VIE	(7,640)	(45,658)	(149,974)
Others, net	3,640	6,856	3,024
Loss before income tax	(17,673)	(61,002)	(159,432)
Income tax expense	(116)	(234)	(158)
Net loss	(17,789)	(61,236)	(159,590)
Accretions to preferred shares redemption value			(762,169)
Net loss attributable to Cheche’s ordinary shareholders	(17,789)	(61,236)	(921,759)
Net loss	(17,789)	(61,236)	(159,590)
Other comprehensive loss:
Foreign currency translation adjustment, net of nil tax	(6,892)	4,739	1,621
Fair value changes of amounts due to related party due to own credit risk	(354)	197	(405)
Total comprehensive loss	(25,035)	(56,300)	(158,374)
Accretions to preferred shares redemption value			(762,169)
Comprehensive loss attributable to the Cheche’s ordinary shareholders	¥ (25,035)	¥ (56,300)	¥ (920,543)